Commitments and Contingencies (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Lease payments	$ 99,482,000		$ 99,482,000		$ 66,028,000
Total commitment	145,898,000		145,898,000
Escrow deposit					3,409,000
Rent expenses	$ 4,702	$ 2,406	$ 7,785	$ 4,597	$ 10,412,000	$ 5,266,000	$ 3,431,000
Office space in Dublin
Property, Plant and Equipment [Line Items]
Term of contract					12 years
Lease payments								€ 598	$ 651,000
Corporate office facilities
Property, Plant and Equipment [Line Items]
Term of contract					10 years
Total commitment					$ 35,642,000